Employment benefit obligations (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Employment Benefits [Abstract]
Net defined benefit obligations	₩ 1,476,201	₩ 1,678,470
Other long-term employee benefit obligations	6,868	7,788
Employee benefits liabilities, net	₩ 1,483,069	₩ 1,686,258